CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 87,423,133		$ 151,816,057		$ 217,893,838
Cost of goods sold (excluding depreciation and amortization)	52,693,511		97,466,871		144,738,541
Operating expenses:
Selling, general and administrative expenses	58,780,238		76,309,520		104,534,226
Depreciation and amortization	5,227,083		4,216,962		4,411,298
Other operating income, net	(6,484,477)		(1,805,346)		(932,748)
Total operating expenses	57,522,844		78,721,136		108,012,776
Loss from operations	(22,793,222)		(24,371,950)		(34,857,479)
Interest expense	(341,773)
Interest income	977,104		2,143,396		2,231,462
Other income, net	1,039,084		120,315		2,307,270
Loss before income tax, equity in an affiliate and noncontrolling interests	(21,118,807)		(22,108,239)		(30,318,747)
Income tax expense			(323,911)		(2,943,769)
Loss before equity in an affiliate and noncontrolling interests	(21,118,807)		(22,432,150)		(33,262,516)
Loss from equity in an affiliate	(5,491,484)
Net loss	(26,610,291)		(22,432,150)		(33,262,516)
Accretion of interest to redeemable noncontrolling interests	102,958		20,416		256,792
Net loss attributable to redeemable noncontrolling interests	(102,958)		(20,416)		(295,647)
Net loss attributable to Mecox Lane Limited shareholders	(26,610,291)		(22,432,150)		(33,223,661)
Net loss	(26,610,291)		(22,432,150)		(33,262,516)
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	1,408,045		91,198		3,909,408
Comprehensive loss	(25,202,246)		(22,340,952)		(29,353,108)
Comprehensive loss attributable to redeemable noncontrolling interests					(38,855)
Comprehensive loss attributable to Mecox Lane Limited shareholders	$ (25,202,246)		$ (22,340,952)		$ (29,314,253)
Loss per ordinary share:
Basic and diluted (in dollars per share)	$ (0.06)		$ (0.06)		$ (0.08)
Loss per ADS:
Basic and diluted (in dollars per share)	$ (2.23)	[1]	$ (1.94)	[1]	$ (2.87)	[1]
Weighted average ordinary shares used in per share calculation
Basic and diluted (in shares)	418,347,060		404,247,016		405,192,243
Weighted average ADS used in per share calculation
Basic and diluted (in shares)	11,952,773		11,549,914		11,576,921

[1]	ADS amounts adjusted for a change in the ratio of the Company's American Depositary Shares ("ADSs") to ordinary shares ("Shares") from 1:7 to 1:35 ("Ratio Change"), effective as of February 1, 2013.